Goodwill and Other Intangible Assets - Schedule of Changes in Carrying Value of Goodwill (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill [Roll Forward]
Beginning balance	$ 9,318,027,000	$ 9,574,117,000
Purchase accounting adjustments		(12,904,000)
Goodwill recognized in connection with acquisitions	5,019,197,000	18,712,000
Goodwill impairment	(723,884,000)	(418,000,000)	$ 0
Foreign currency translation	63,180,000	156,102,000
Ending balance	13,676,520,000	9,318,027,000	9,574,117,000
U.S. Healthcare Solutions
Goodwill [Roll Forward]
Beginning balance	6,208,522,000	6,205,774,000
Purchase accounting adjustments		0
Goodwill recognized in connection with acquisitions	4,896,085,000	0
Goodwill impairment	0	0
Foreign currency translation	383,000	2,748,000
Ending balance	11,104,990,000	6,208,522,000	6,205,774,000
International Healthcare Solutions
Goodwill [Roll Forward]
Beginning balance	3,109,505,000	3,368,343,000
Purchase accounting adjustments		(12,904,000)
Goodwill recognized in connection with acquisitions	123,112,000	18,712,000
Goodwill impairment	(723,884,000)	(418,000,000)
Foreign currency translation	62,797,000	153,354,000
Ending balance	$ 2,571,530,000	$ 3,109,505,000	$ 3,368,343,000